Stock-Based Compensation Plans (Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted) (Detail)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate		1.07%	1.26%	1.43%
Expected lives		7 years 1 month 13 days	7 years 4 months 6 days	7 years 1 month 17 days
Expected volatility	[1]	42.07%	51.69%	52.03%
Expected dividends		0.75%	1.24%	1.55%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.